Reporting entity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Reporting entity
1.	Reporting entity
Allego N.V. (“Allego” or “the Company”), a continuation of the former Allego Holding B.V. (“Allego Holding”) as detailed below, was incorporated as a Dutch private limited liability company
(besloten vennootschap met beperkte aansprakelijkheid)
on June 3, 2021 under the laws of the Netherlands under the name of Athena Pubco B.V.
On March 16, 2022, Athena Pubco B.V. changed its legal form from a private limited liability company to a public limited liability company
(naamloze venootschap)
, changed its name to Allego N.V. and entered into the Deed of Conversion containing the Articles of Association of Allego N.V. Allego Holding consummated the previously announced business combination (“the SPAC Transaction”) with Spartan Acquisition Corp. III (“Spartan”) pursuant to the terms of the business combination agreement (“BCA”) and became a publicly traded company on the New York Stock Exchange (“NYSE”).The new public company — Allego N.V. — trades under the Allego name with the ticker “ALLG”. The Company’s registered seat and head office are in Arnhem, the Netherlands. Its head office is located at Westervoortsedijk 73 KB, 6827 AV in Arnhem, the Netherlands. The Company is registered with the Dutch Trade Register under number 82985537.
The Company’s main activity is enabling electrification through designing, building and the operation of charging solutions for electric vehicles in Europe. The Company services corporate customers with the long-term operation of comprehensive charging solutions. The Company’s goal is to offer the best EV charging experience with end-to-end
charging solutions through different charging products (e.g. slow, fast, ultra-fast charging) in combination with one EV Cloud platform and additional service support. Upon completion of the BCA, Allego N.V. underwent a capital restructuring process which resulted in additional shares being issued to Madeleine Charging B.V., an external consulting firm, the PIPE Investors and former Spartan shareholders. The majority of the Allego N.V. shares are held by Madeleine Charging B.V. (“Madeleine”) which is an indirectly wholly owned subsidiary of Meridiam SAS (“Meridiam”) – a global investor and asset manager based in Paris, France. Meridiam specializes in the development, financing and long-term management of sustainable public infrastructure in the mobility, energy transition and social infrastructure sectors.
These financial statements are the interim condensed consolidated financial statements for the group consisting of Allego N.V. and its subsidiaries (jointly referred to as the “Group” or “Allego Group”). Further disclosure on why the Company’s interim condensed consolidated financial statements include comparative information for transactions occurring during the six months ended June 30, 2021, despite the Company only being incorporated on June 3, 2021, is provided in Note 2 and Note 3.

1.	Reporting entity
Allego
Holding
B.V. (“Allego”, “Allego Holding” or “the Company”) is a private limited liability company
(besloten vennootschap met beperkte aansprakelijkheid)
with its registered seat and head office in Arnhem, the Netherlands. Its head office is located at Westervoortsedijk 73 LB1, 6827 AV in Arnhem, the Netherlands. The Company is registered with the Dutch Trade Register under number 73283754. The Company was incorporated on December 6, 2018 under the laws of the Netherlands.
The Company’s main activity is enabling electrification through designing, building and the operation of charging solutions for electric vehicles in Europe. The Company services corporate customers with the long-term operation of comprehensive charging solutions. The Company’s goal is to offer the best EV charging experience with end-to-end
charging solutions through different charging products (e.g. slow, fast, ultra-fast charging) in combination with one EV Cloud platform and additional service support. The shares of Allego Holding are held by Madeleine Charging B.V. (“Madeleine”) which is an indirectly wholly-owned subsidiary of Meridiam SAS (“Meridiam”). Meridiam — the Company’s ultimate parent — is a global investor and asset manager based in Paris, France. Meridiam specializes in the development, financing and long-term management of sustainable public infrastructure in the sectors mobility, energy transition and social infrastructure.
These financial statements are consolidated financial statements for the group consisting of Allego Holding B.V. and its subsidiaries (jointly referred to as the “Group” or “Allego Group”). Allego’s principal subsidiaries are listed in Note 34.
Business combination between the Company and Spartan Acquisition Corp. III (“the Transaction”)
On July 28, 2021, the Company and Spartan Acquisition Corp. III (“Spartan”) signed a business combination agreement (“BCA”). Prior to the Transaction, Spartan was listed on the New York Stock Exchange (“NYSE”) in the United States (NYSE: SPAQ). On March 16, 2022, the Company consummated the previously announced business combination pursuant to the terms of the BCA and became a publicly traded company on the NYSE. On March 17, 2022, trading in the new public company commenced. The new public company — Allego N.V. — trades under the Allego name under the ticker symbol “ALLG”.
Refer to Note 35 for more details on the Transaction.